Common Stock	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Common Stock
10.	Common Stock

Each share of the Company’s common stock, par value $0.001 per share (“Common Stock”), is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the prior rights of holders of all classes of stock outstanding.

Equity Financings

Equity Distribution Agreements

On February 9, 2011, the Company entered into an equity distribution agreement with Wedbush Securities Inc. (“Wedbush”), pursuant to which the Company could issue and sell shares of its Common Stock having an aggregate offering price of up to $20,000 from time to time through Wedbush acting as agent and/or principal. The Company agreed to pay Wedbush a commission, or allow a discount, of 3.0% of the gross proceeds from each sale. On March 31, 2011, the Company terminated its equity distribution agreement with Wedbush. The Company sold an aggregate of 1,480,800 shares of Common Stock for net proceeds of approximately $19,199.

On January 10, 2012, the Company entered into an equity distribution agreement with Wedbush, pursuant to which the Company could issue and sell shares of its Common Stock having an aggregate offering price of up to $15,000 from time to time through Wedbush acting as agent and/or principal. The Company agreed to pay Wedbush a commission, or allow a discount, of 2.5% of the gross proceeds from each sale. On March 28, 2012, the Company terminated its equity distribution agreement with Wedbush. The Company sold an aggregate of 2,342,996 shares of Common Stock for net proceeds of approximately $14,484.

On June 19, 2012, the Company entered into an equity distribution agreement with Wedbush, pursuant to which the Company could issue and sell shares of its Common Stock having an aggregate offering price of up to $15,000 from time to time through Wedbush acting as agent and/or principal. The Company agreed to pay Wedbush a commission, or allow a discount, of 2.0% of the gross proceeds from each sale. In August 2012, the Company terminated its equity distribution agreement with Wedbush. The Company sold an aggregate of 2,181,993 shares of Common Stock for net proceeds of approximately $14,628.

Purchase Agreement

On May 8, 2013, the Company entered into a purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”), pursuant to which the Company has the right to sell to LPC up to $25,000 of shares of the Company’s Common Stock, subject to certain limitations and conditions set forth in the Purchase Agreement, over the period from May 8, 2013 to May 1, 2015.

As consideration for entering into the Purchase Agreement, the Company also issued LPC 133,333 shares of Common Stock. The Company did not receive any cash proceeds from the issuance of these 133,333 shares. Under the Purchase Agreement, on any business day and as often as every other business day over the 24-month term of the Purchase Agreement, and up to an aggregate amount of an additional $23,000 (subject to certain limitations) in shares of Common Stock, the Company has the right, from time to time, at its sole discretion and subject to certain conditions to direct LPC to purchase up to 83,333 shares of Common Stock. The purchase price of shares of Common Stock pursuant to the Purchase Agreement will be based on prevailing market prices of Common Stock at the time of sales without any fixed discount, and the Company will control the timing and amount of any sales of Common Stock to LPC, but in no event will shares be sold to LPC on a day the Common Stock closing price is less than $1.00 per share, subject to adjustment. In addition, the Company may direct LPC to purchase additional amounts as accelerated purchases if on the date of a regular purchase the closing sale price of the Common Stock is not below $3.00 per share. There is no upper limit on the price per share that LPC could be obligated to pay for Common Stock under the Purchase Agreement. The Company has the right to terminate the Purchase Agreement at any time, at no cost or penalty

From the effective date of the Purchase Agreement through December 31, 2013, the Company issued a total of 4,876,186 shares of Common Stock to LPC, including the 133,333 shares of Common Stock issued to LPC as consideration for entering into the Purchase Agreement, for aggregate gross proceeds of $19,811.

Between January 1 and March 13, 2014, the Company did not issue any additional shares of Common Stock to LPC under the Purchase Agreement.

Reserved Shares

The Company has reserved a total of 2,960,818 shares of common stock for the exercise of stock options and warrants at December 31, 2013. The Company issued warrants to purchase 1,560 shares of common stock to General Electric Capital Corporation with an exercise price of $40.50 per share that expire on September 15, 2014 and June 28, 2015; and warrants to purchase 10,791, 18,876 and 37,373 shares of common stock to Oxford at exercise prices of $8.34, $13.50 and $6.84 per share, respectively. The Oxford warrants expire on December 22, 2017.